CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jun. 30, 2014	$ 169	$ 316,760	$ (271,753)	$ 45,176
Balance (in shares) at Jun. 30, 2014	21,046,591
Increase (Decrease) in Shareholders' Equity
Net loss			(13,392)	$ (13,392)
Common stock issued for:
Exercise of stock options (in shares)				0
Amortization of fair value of stock options		644		$ 644
Balance at Jun. 30, 2015	$ 169	317,404	(285,145)	32,428
Balance (in shares) at Jun. 30, 2015	21,046,591
Increase (Decrease) in Shareholders' Equity
Net loss			(22,846)	$ (22,846)
Common stock issued for:
Exercise of stock options (in shares)				0
Amortization of fair value of stock options		353		$ 353
Balance at Jun. 30, 2016	$ 169	317,757	(307,991)	9,935
Balance (in shares) at Jun. 30, 2016	21,046,591
Increase (Decrease) in Shareholders' Equity
Net loss			(5,579)	(5,579)
Common stock issued for:
Exercise of stock options		18		18
Exercise of stock options (in shares)	20,000
Awards in lieu of cash bonus		57		57
Awards in lieu of cash bonus (in shares)	134,945
Amortization of fair value of stock options		106		106
Balance at Dec. 31, 2016	$ 169	$ 317,938	$ (313,570)	$ 4,537
Balance (in shares) at Dec. 31, 2016	21,201,536